Supplemental Consolidated Balance Sheet Information - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Receivable [Abstract]
Accounts receivable, gross	$ 30
Less allowance for credit losses
Accounts receivable, net	$ 30